SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Summary of Activity Related to Contingent Consideration Liability

The following table summarizes the activity related to the Company’s contingent consideration liability for the years ended December 31:

	2013	2012
Balance at January 1	$103,500	$119,698
Increase related to Alfa Wassermann EIR acquisition	—	13,400
Other changes in contingent consideration value	(16,200)	(29,598)

Balance at December 31	$87,300	$103,500

Components of All Specifically Identifiable Intangible Assets

The following table reflects the components of all specifically identifiable intangible assets as of December 31 (in thousands):

	2013				2012
	Gross Amount	Accumulated Amortization	Foreign Exchange Translation	Net Carrying Value	Gross Amount	Accumulated Amortization	Foreign Exchange Translation	Net Carrying Value
Goodwill	$180,905	$—	$4	$180,909	$180,905	$—	$—	$180,905
Finite lived intangible assets	490,367	149,322	865	341,910	490,367	104,679	218	385,906
Indefinite lived intangible assets	55,600	—	—	55,600	55,600	—	—	55,600

Total	$726,872	$149,322	$869	$578,419	$726,872	$104,679	$218	$622,411

Summary of Activity Related to Goodwill

The following table summarizes the activity related to the Company’s goodwill:

Balance at January 1, 2011	$85,257
Increase related to Oceana acquisition	101,775

Balance at December 31, 2011, as initially reported	$187,032
Measurement period adjustment for Oceana acquisition	(6,127)

Balance at December 31, 2011, revised and December 31, 2012	$180,905
Foreign exchange translation	4

Balance at December 31, 2013	$180,909

Net Product Revenues by Product

The following table presents net product revenues by product (in thousands):

	Year ended December 31,
	2013	2012	2011
Xifaxan	$645,628	$514,480	$371,653
Purgatives—OsmoPrep/MoviPrep	76,869	64,932	88,746
Inflammatory Bowel Disease—Colazal/Apriso/Giazo	126,388	85,504	49,736
Other—Anusol/Azasan/Diuril/Pepcid/Proctocort/Relistor/Deflux/Solesta/Metozolv/Fulyzaq	84,953	70,528	30,353

Net product revenues	$933,838	$735,444	$540,488

Reconciliation of Numerator and Denominator Used to Calculate Diluted Net Income Per Share

The following table reconciles the numerator and denominator used to calculate diluted net income per share (in thousands):

	Year ended December 31,
	2013	2012	2011
Numerator:
Net income	$143,034	$64,246	$87,399

Denominator:
Weighted average common shares, basic	61,792	58,747	58,718
Dilutive effect of restricted stock	600	606	782
Dilutive effect of convertible debt	2,866	3,521	4,856
Dilutive effect of stock options	434	825	1,127

Weighted average common shares, diluted	65,692	63,699	65,483